CONVERTIBLE NOTES (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Aug. 02, 2023	Jul. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021	Aug. 01, 2023
Interest rates on notes compounded semi annually			12.00%
Convertible notes payable		$ 5,041,327				$ 6,367,097
Conversion price			$ 0.01
Convertible notes description	in principal and $4,259,898 in accrued interest) was converted into 636,709,700 shares of common stock. Lifschultz Enterprise Company LLC converted $4,624,718 of convertible notes ($1,495,053 in principal and $3,129,665 in accrued interest) into 462,471,800 shares of common stock. Sidney B. Lifschultz 1992 Family Trust converted $1,742,379 of convertible notes ($612,146 in principal and $1,130,233 in accrued interest) into 174,237,900 shares of common stock	principal and $2,020,606 in accrued interest) was converted into 504,129,700 shares of common stock. David K. Lifschultz converted $2,520,686 of convertible notes ($1,510,368 in principal and $1,010,318 in accrued interest) into 252,065,600 shares of common stock. Bruce S. Abbott converted $2,520,641 of convertible notes ($1,510,353 in principal and $1,010,288 in accrued interest) into 252,064,100 shares of common stock		the principal balances were increased 8.003% or a total of $394,798 (from $4,933,122 to $5,327,920) and the accrued interest balances were increased 8.003% or a total of $417,071 (from $5,211,424 to $5,628,495)	the principal and accrued interest balances are increased by such inflation rate. Effective December 31, 2021, this inflation protection provision was triggered. The principal balances were increased 4.698% or a total of $221,358 (from $4,711,764 to $4,933,122) and the accrued interest balances were increased 4.698% or a total of $183,770 (from $3,911,705 to $4,095,475)
Accrued interest			$ 6,143	$ 8,643
David Lifschultz And Bruce Abbott Member
Principal balance due increased in percentage			2.95%	4.11%
Accrued interest increased in percentage			2.95%	4.11%
Principal balance due increased			$ 6,143	$ 8,232
Accrued interest increased			1,106	411
David Lifschultz And Bruce Abbott Member | Top Member
Principal balance due			214,375	208,232
Accrued interest			38,612	10,406
David Lifschultz And Bruce Abbott Member | Bottom Member
Principal balance due			208,232	200,000
Accrued interest			$ 37,506	$ 9,995